Other Financial Assets Non-current - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases	$ 16.3	₨ 1,335.3	₨ 2,099.8
Legal cases [Member]
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases		₨ 542.4	₨ 641.4